NOTE 5 – PREPAID AND OTHER CURRENT ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 5 - PREPAID AND OTHER CURRENT ASSETS - Schedule of Prepaid and Other Current Assets
	March 31,	December 31,
	2023	2022
Other receivable	$129,967	$120,139
Prepaid expenses	20,450	26,600
Advance payment	21,000	21,000
Tax receivable	394	389
Deposit for acquisition of asset	362,000	357,500
Security deposit	20,000	20,000
Process costing	9,410	—
Total prepaid and other current assets	$563,221	$545,628

	December 31,	December 31,
	2022	2021
Subscription receivable	$—	$100,000
Other receivable	120,139	143,187
Prepaid expenses	26,600	23,320
Advance payment	21,000	—
Tax receivable	389	603
Deposit for acquisition of asset	357,500	—
Security deposit	20,000	—
Total prepaid and other current assets	$545,628	$267,110